Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	£ 122,526	£ 124,941
Contingent liabilities and commitments	132,066	136,050
Guarantees and assets pledged as collateral security
Contingent liabilities and commitments
Estimated net exposure	6,262	7,718
Other contingent liabilities
Contingent liabilities and commitments
Estimated net exposure	£ 3,278	£ 3,391